Payments, by Category - 12 months ended Dec. 31, 2025 - MXN ($) $ in Thousands	Total	Mexican Petroleum Exploration and Production [Member]	Mexican Petroleum Other Operating Subsidiary Companies [Member]
Payments:
Taxes	$ 200,949,793	$ 200,912,069	$ 37,724
Royalties	223,113	223,113
Fees	48,518	36,462	12,056
Infrastructure	118,100	118,100
Total Payments	$ 201,339,524	$ 201,289,744	$ 49,780